Subsequent Events (Details) - USD ($)	Feb. 06, 2026	Apr. 09, 2025	Jan. 03, 2025
CHINA | Industrial and Commercial Bank [Member]
Subsequent Events [Line Items]
Loan amount	$ 821,998
Originally due	Nov. 19, 2025
Forecast [Member]
Subsequent Events [Line Items]
Shares for issuance reserves		1,400,000
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares			2,000,000
Sold at an offering price			$ 4
Generating gross proceeds			$ 8,000,000